Summary of significant accounting policies, estimates and judgments (Tables)	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Summary of Nominal Amount of Hedging Instruments	The notional amounts of our hedging instruments also approximates the extent of the risk exposure we manage through hedging relationships:

As at November 1, 2021
(Millions of Canadian dollars)	Notional amounts
Interest rate contracts
CDOR	$76,931
Total return swaps
CDOR	390
$77,321

Summary of Bank's Significant Exposures to Financial Instruments	In the normal course of business, our derivative notional amounts may fluctuate with minimal impact to our CDOR transition plans.

	As at November 1, 2021
(Millions of Canadian dollars)	Non-derivative financial assets (1)	Non-derivative financial liabilities (2)	Derivative notional

CDOR (3)	$9,226	$14,797	$1,460,770

(1)	Non-derivative assets represent the drawn outstanding balance of Loans and Customers’ liability under acceptances and the fair value of Securities.
(2)	Non-derivative liabilities represent Subordinated debentures, Deposits and Acceptances.
(3)	Includes our exposure to financial instruments referencing interest rates substantially similar to CDOR.
The following table presents the undrawn balances of loan commitments referencing CDOR.

(Millions of Canadian dollars)	As at November 1, 2021
Authorized and committed undrawn commitments
CDOR (1), (2)	$15,644

(1)	Includes our exposure to financial instruments referencing interest rates substantially similar to CDOR.
(2)	Undrawn commitments exclude amounts related to drawn outstanding balances, which in certain cases may include extension options.